Group Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%
PT Navigator Khatulistiwa
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	49.00%	49.00%
Country of Incorporation	Indonesia
Corporation Type	Vessel-owning company
Navigator Gas US L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Delaware (USA)
Corporation Type	Service company
Navigator Gas L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Holding company
Navigator Atlas L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Centauri LLC
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		[1]
Country of Incorporation	Marshall Islands
Corporation Type	Dormant
Navigator Ceres L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		[1]
Country of Incorporation	Marshall Islands
Corporation Type	Dormant
Navigator Ceto L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		[1]
Country of Incorporation	Marshall Islands
Corporation Type	Dormant
Navigator Copernico L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		[1]
Country of Incorporation	Marshall Islands
Corporation Type	Dormant
Navigator Capricorn L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Europa L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Galaxy L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Genesis L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Genesis L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Global L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Glory L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Grace L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Gusto L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Leo L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Libra L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Magellan L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Mariner L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Mars L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Neptune L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Oberon L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Pegasus L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Phoenix L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Saturn L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Scorpio L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Taurus L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Triton L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Dormant
Navigator Umbrio L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		[1]
Country of Incorporation	Marshall Islands
Corporation Type	Dormant
Navigator Venus L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Virgo L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
NGT Services (UK) Ltd
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	England
Corporation Type	Service company
Falcon Funding PTE Ltd
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	Singapore
Corporation Type	Service company
Navigator Gas Invest Ltd
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	100.00%
Country of Incorporation	England
Corporation Type	Investment company

[1]	Entities formed during 2014.